Equity Method Accounted Investees - Reconciliation From Equity to Investment (Details) $ in Millions, $ in Millions		12 Months Ended
	Oct. 31, 2023	Dec. 31, 2025 USD ($)		Dec. 31, 2024 USD ($)	Dec. 31, 2025 MXN ($)	Dec. 31, 2024 MXN ($)
Equity Method Accounted Investees
Equity attributable to the equity interest in IFS TopCo		$ 13,606	[1]		$ 244,982	$ 297,502
IFS TopCo LLC
Equity Method Accounted Investees
Equity attributable to the equity interest in IFS TopCo		$ 1,871		$ 2,051	33,614	41,564
Economic ownership percentage	37.08%	37.08%		37.08%
Investment in IFS TopCo investment exclusive of goodwill		$ 694		$ 760	12,465	15,413
Goodwill allocated		96		96	1,727	1,943
IFS TopCo investment		$ 790		$ 856	$ 14,192	$ 17,356

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.4